February 13, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Basin Water, Inc.

Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Basin Water, Inc. (the “Company”), we transmit for filing with the Securities and Exchange Commission (the “Commission”) the Company’s Registration Statement on Form S-1 (the “Registration Statement”).

In connection with this Registration Statement, the Company has paid by wire transfer to the Commission a filing fee in the amount of $5,538.

If you have any questions regarding this filing, please contact Faye H. Russell or the undersigned at (858) 523-5400.

Very truly yours,

/s/ DIVAKAR GUPTA

Divakar Gupta

cc:	Thomas C. Tekulve, Basin Water, Inc.

Faye H. Russell, Esq., Latham & Watkins LLP